GROUP COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
Disclosure of composition of group

Name	Country of Incorporation	% Equity interest	Registered Address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n- 09246 Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7 Pol.ind.Alcalde Caballero 50014 (Zaragoza)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250 ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/Monasterio de las Huelgas, 7 Pol.ind.Alcalde Caballero 50014(Zaragoza)

Name	Country of Incorporation	% Equity interest	Registered Address
Amalgamated Beverages Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
BBH Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda.Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
BH Holdings Lux Commandite SCS	Luxembourg	100%(A)	2, rue des Joncs L-1818 Howald
BH Holdings Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
BH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
BH SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105 Reykjavík
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(B)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Watermanweg 30, 3067 GG Rotterdam
Bottling Holdings Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9 chemin de Bretagne 92784 Issy-les-Moulineaux
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 Berlin
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Sandkruger Straße 234 26133 Oldenburg
Cc Iberian Partners Gestion, S.L.	Spain	100%	C/Ribera del Loira, 20-22 - 28042 (Madrid)
CC Verpackungs GmbH	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCEP Equipment Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5 1470 Lørenskog
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C 136 87 Haninge
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22, 2ª Planta – 28042 (Madrid)
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor 25-28 Adelaide Road Dublin 2
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
Coca-Cola European Partners Belgium SPRL	Belgium	100%	Chaussée de Mons 1424,1070 Brussels
Coca-Cola European Partners Deutschland GmbH	Germany	100%	Stralauer Allee 4, 10245 Berlin
Coca-Cola European Partners France SAS	France	100%(C)	9 chemin de Bretagne 92784 Issy-les-Moulineaux
Coca-Cola European Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings US, Inc.	United States	100%(B)	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola European Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del Loira, 20-22, 2nd floor, 28042 (Madrid)
Coca-Cola European Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 Reykjavik
Coca-Cola European Partners Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
Coca-Cola European Partners Nederland B.V.	Netherlands	100%	Watermanweg 30, 3067 GG Rotterdam
Coca-Cola European Partners Norge AS	Norway	100%	Robsrudskogen 5 1470 Lørenskog
Coca-Cola European Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Coca-Cola European Partners Services Bulgaria EOOD	Bulgaria	100%	48 Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 Sofia
Coca-Cola European Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, UB8 1EZ
Coca-Cola European Partners Services SPRL	Belgium	100%(D)	Chaussée de Mons 1424,1070 Brussels

Name	Country of Incorporation	% Equity interest	Registered Address
Coca-Cola European Partners Sverige AB	Sweden	100%	136 87 Haninge
Coca-Cola European Partners US II, LLC	United States	100%	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola European Partners US, LLC	United States	100%	1209 Orange St. Wilmington, 19801 Delaware
Coca-Cola Immobilier SCI	France	100%(C)	9 chemin de Bretagne 92784 Issy-les-Moulineaux France
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues – Commune de Socx – 59380 Bergues
Compañía Asturiana De Bebidas Gasesosas, S.L.U.	Spain	100%	C/ Nava, 18- 3ª (Granada) Siero- 33006 Oviedo Spain
Compañia Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av.Real Monasterio de Sta.María de Poblet,36 – 46930 (Quart de Poblet)
Compañia Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Compañia Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Conversia IT, S.L.U.	Spain	100%	C/ Ribera Del Loira, 20-22 , 2ª Planta -28042 (MADRID)
Developed System Logistics, S.L.U.	Spain	100%	Av.Henry Ford, 25, Manzana 19, Complejo Pq.Ind.Juan Carlos I , 46220 (Picassent) Valencia
GBH Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
GBH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
GH Luxembourg SCS	Luxembourg	100%(A)	2, rue des Joncs L-1818 Howald
GR Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Herdt Verwaltungs GmbH i.L.	Germany	100%	Karl-Herdt-Weg 100 63075 Offenbach
Infineo Recyclage SAS	France	49%(E)	Sainte Marie la Blanche – 21200 Dijon
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 Brussel
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 Brussel
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
IPARSOFT, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Lusobega ,S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq.Tecnológico de Leganes- 28919 (Leganes)
Peña Umbria, S.L.U	Spain	100%	Av. Real Monasterio de Sta. María de Poblet,36 – 46930 (Quart de Poblet)
Refecon Águas S.A.	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige Sgps, S.A	Portugal	100%	Quinta da Salmoura- Cabanas, 2929-509 (Azeitão)
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Svenska Brettbolaget AB	Sweden	19.6%	Greg Turegatan 9 114 46 Stockholm Sweden
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
WB Investment Ireland Limited	Ireland	100%	6th Floor 2 Grand Canal Square Dublin 2
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, rue des Joncs L-1818 Howald
WBH Luxembourg SARL	Luxembourg	100%	2, rue des Joncs L-1818 Howald
WIH UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4 10245 Berlin Germany

(A)	Class A and B shares.

(B)	Including preference shares issued to the Group.

(C)	Group shareholding 99.99% or greater.

(D)	Class A, B and C shares.

(E)	Class A and B shares. The Group holds 49% of Class B shares.